CENTER COAST BROOKFIELD MLP FOCUS FUND
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value

MASTER LIMITED PARTNERSHIPS - 67.7%
Gathering & Processing - 16.1%
Crestwood Equity Partners LP	656,981	$23,500,210
DCP Midstream LP	2,482,114	72,725,940
Enable Midstream Partners LP	3,526,899	48,353,785
MPLX LP	4,474,847	144,045,325
Summit Midstream Partners LP	2,989,713	22,243,465
Western Midstream Partners LP	2,527,619	77,774,837
Total Gathering & Processing		388,643,562

Pipeline Transportation - 27.1%
Energy Transfer LP	16,602,467	233,762,735
Enterprise Products Partners LP	8,148,758	235,254,644
EQM Midstream Partners LP	2,360,664	105,474,468
TC PipeLines LP	2,095,029	78,814,991
Total Pipeline Transportation		653,306,838

Pipeline Transportation│Petroleum - 24.5%
Andeavor Logistics LP	2,251,501	81,797,031
BP Midstream Partners LP	1,462,379	22,637,627
Magellan Midstream Partners LP	1,732,216	110,861,824
NuStar Energy LP [1]	4,490,338	121,867,773
Phillips 66 Partners LP	473,681	23,376,157
Plains All American Pipeline LP	9,396,248	228,798,639
Total Pipeline Transportation│Petroleum		589,339,051

Total MASTER LIMITED PARTNERSHIPS (Cost $1,535,437,484)		1,631,289,451

	Shares	Value

COMMON STOCKS - 31.3%
Gathering & Processing - 23.7%
Enlink Midstream, LLC	15,025,101	$151,603,269
ONEOK, Inc.	1,640,868	112,908,127
Targa Resources Corp.	2,975,648	116,823,940
The Williams Companies, Inc.	6,776,942	190,025,454
Total Gathering & Processing		571,360,790

Pipeline Transportation│Natural Gas - 3.1%
Kinder Morgan, Inc.	3,535,249	73,815,999
Total Pipeline Transportation│Natural Gas		73,815,999

Pipeline Transportation│Petroleum - 4.5%
Pembina Pipeline Corp.	610,457	22,715,105
SemGroup Corp. [1]	4,840,752	58,089,024
Tallgrass Energy LP	1,405,773	29,675,868
Total Pipeline Transportation│Petroleum		110,479,997

Total COMMON STOCKS (Cost $694,878,710)		755,656,786

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
First American Funds Inc. Treasury Obligation, 2.27% [2]	23,165,968	23,165,968
Total SHORT-TERM INVESTMENT (Cost $23,165,968)		23,165,968

Total Investments - 100.0% (Cost $2,253,482,162)		$2,410,112,205
Other Assets in Excess of Liabilities - 0.0%		387,536
TOTAL NET ASSETS - 100.0%		$2,410,499,741

Footnotes
LLC - Limited Liability Company
LP - Limited Partnership
[1] Affiliate issuer.
[2] Rate indicated is the seven-day yeild as of June 30, 2019

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. Brookfield Public Securities Group LLC (the “Adviser”) oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:

Valuation	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$1,631,289,451	$-	$-	$1,631,289,451
Common Stocks	755,656,786	-	-	755,656,786
Money Market Fund	23,165,968			23,165,968
Total Investments	$2,410,112,205	$-	$-	$2,410,112,205

For further information regarding security characteristics, see the Schedule of Investments.

Other Compliance Matters:
Dan C. Tutcher, is a Managing Director of the Adviser on the Energy Infrastructure Securities team. Mr. Tutcher also serves on the Board of Enbridge, Inc. The Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest while allowing the Adviser to continue to invest in Enbridge Inc. However, from time to time, the Adviser may restrict any fund or account managed by the Adviser from acquiring or disposing of securities of Enbridge Inc. at any time. As of June 30, 2019, the Fund did not own Enbridge Inc.

CENTER COAST BROOKFIELD ENERGY INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value

MASTER LIMITED PARTNERSHIPS - 24.8%
Gathering & Processing - 5.5%
MPLX LP	8,216	$264,473

Pipeline Transportation│Natural Gas - 12.0%
Energy Transfer LP	20,124	283,346
Enterprise Products Partners LP	10,013	289,075
Total Pipeline Transportation│Natural Gas		572,421

Pipeline Transportation│Petroleum - 7.3%
Magellan Midstream Partners LP	3,410	218,240
Phillips 66 Partners LP	2,660	131,271
Total Pipeline Transportation│Petroleum		349,511

Total MASTER LIMITED PARTNERSHIPS (Cost $1,215,386)		1,186,405

	Shares	Value
COMMON STOCKS - 73.6%
Gathering & Processing - 32.3%
Altus Midstream Co. [1]	42,648	$158,651
Antero Midstream Corp.	13,326	152,716
Enlink Midstream, LLC	15,018	151,532
ONEOK, Inc.	3,371	231,959
Rattler Midstream LP [1]	11,796	228,724
Targa Resources Corp.	5,871	230,495
The Williams Companies, Inc.	13,971	391,747
Total Gathering & Processing		1,545,824

Pipeline Transportation│Natural Gas - 14.5%
Equitrans Midstream Corp.	7,795	153,639
Kinder Morgan, Inc.	11,051	230,745
TC Energy Corp.	6,197	306,875
Total Pipeline Transportation│Natural Gas		691,259

Other│Liquefaction - 6.4%
Cheniere Energy, Inc. [1]	4,501	308,093

Pipeline Transportation│Petroleum - 20.4%
Pembina Pipeline Corp.	6,203	230,814
Plains GP Holdings, LP	18,165	453,580
SemGroup Corp.	11,203	134,436
Tallgrass Energy LP	7,452	157,312
Total Pipeline Transportation│Petroleum		976,142

Total COMMON STOCKS (Cost $3,668,384)		3,521,318

Total Investments - 98.4% (Cost $4,883,770)		4,707,723
Other Assets in Excess of Liabilities - 1.6%		76,584
TOTAL NET ASSETS - 100.0%		$4,784,307

Footnotes
LLC - Limited Liability Company
LP - Limited Partnership
[1] Non-income producing security.

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. Brookfield Public Securities Group LLC (the “Adviser”) oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:

Valuation	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$1,186,405	$-	$-	$1,186,405
Common Stocks	3,521,318	-	-	3,521,318
Total Investments	$4,707,723	$-	$-	$4,707,723

For further information regarding security characteristics, see the Schedule of Investments.

Other Compliance Matters:
Dan C. Tutcher, is a Managing Director of the Adviser on the Energy Infrastructure Securities team. Mr. Tutcher also serves on the Board of Enbridge, Inc. The Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest while allowing the Adviser to continue to invest in Enbridge Inc. However, from time to time, the Adviser may restrict any fund or account managed by the Adviser from acquiring or disposing of securities of Enbridge Inc. at any time. As of June 30, 2019, the Fund did not own Enbridge Inc.